Revenue	12 Months Ended
Mar. 31, 2020
Disclosure Of Revenue [Abstract]
Disclosure of revenue [text block]
22.	Revenue

	Year ended
	March 31, 2020	March 31, 2019	March 31, 2018
Rendering of services
Service revenue*	20,449,123	18,230,837	13,703,004
Installation service revenue	676,658	1,409,309	5,406,165
	21,125,781	19,640,146	19,109,169
Sale of products	1,826,286	1,906,739	1,576,444
	22,952,067	21,546,885	20,685,613

* Revenue from operating leases amount to
₹ Nil (March 31, 2020), ₹ 19,983 (March 31, 2019) and ₹211,990 (March 31, 2018)

Note: Revenue disaggregation as per business segment and geography has been included in segment information (See Not
e
30).